Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.27950%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,254,796.28

Principal:
Principal Collections	$16,491,780.32
Prepayments in Full	$9,741,046.88
Liquidation Proceeds	$106,855.87
Recoveries	$34,397.47
Sub Total	$26,374,080.54
Collections	$27,628,876.82

Purchase Amounts:
Purchase Amounts Related to Principal	$372,967.14
Purchase Amounts Related to Interest	$723.85
Sub Total	$373,690.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,002,567.81

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,002,567.81
Servicing Fee	$454,099.30	$454,099.30	$0.00	$0.00	$27,548,468.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,548,468.51
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,548,468.51
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,548,468.51
Interest - Class A-3 Notes	$430,649.77	$430,649.77	$0.00	$0.00	$27,117,818.74
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$26,907,143.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,907,143.16
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$26,837,066.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,837,066.16
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$26,787,716.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,787,716.16
Regular Principal Payment	$24,310,397.96	$24,310,397.96	$0.00	$0.00	$2,477,318.20
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,477,318.20
Residual Released to Depositor	$0.00	$2,477,318.20	$0.00	$0.00	$0.00
Total		$28,002,567.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,310,397.96
Total					$24,310,397.96

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,310,397.96	$56.21	$430,649.77	$1.00	$24,741,047.73	$57.21
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$24,310,397.96	$18.47	$760,752.35	$0.58	$25,071,150.31	$19.05

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$276,352,792.69	0.6390103	$252,042,394.73	0.5827974
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$473,142,792.69	0.3595611	$448,832,394.73	0.3410866

Pool Information
Weighted Average APR	2.705%	2.698%
Weighted Average Remaining Term	37.69	36.83
Number of Receivables Outstanding	28,300	27,585
Pool Balance	$544,919,157.30	$518,135,552.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$504,344,783.12	$479,632,631.09
Pool Factor	0.3824533	0.3636551

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$38,502,921.52
Targeted Overcollateralization Amount	$69,303,157.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,303,157.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		52	$70,954.48
(Recoveries)		29	$34,397.47
Net Loss for Current Collection Period			$36,557.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0805%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0778%
Second Prior Collection Period			-0.2561%
Prior Collection Period			-0.1845%
Current Collection Period			0.0825%
Four Month Average (Current and Prior Three Collection Periods)			-0.0701%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,045	$5,857,494.96
(Cumulative Recoveries)			$1,417,848.50
Cumulative Net Loss for All Collection Periods			$4,439,646.46
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3116%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,864.30
Average Net Loss for Receivables that have experienced a Realized Loss			$2,170.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.84%	186	$4,346,806.96
61-90 Days Delinquent	0.10%	21	$494,559.48
91-120 Days Delinquent	0.01%	3	$57,780.74
Over 120 Days Delinquent	0.06%	11	$321,482.89
Total Delinquent Receivables	1.01%	221	$5,220,630.07

Repossession Inventory:
Repossessed in the Current Collection Period		9	$211,054.06
Total Repossessed Inventory		19	$447,165.83

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1135%
Prior Collection Period			0.1166%
Current Collection Period			0.1269%
Three Month Average			0.1190%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1686%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	25

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	89	$2,146,395.33
2 Months Extended	117	$2,915,829.52
3+ Months Extended	16	$408,819.33

Total Receivables Extended	222	$5,471,044.18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer